Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and Other Receivables
Schedule of trade and other receivables

	As of December 31,
	2016	2017
Trade receivables	2,265	1,129
VAT receivable	1,305	833
Accrued income	2,253	4,034
Insurance claims	550	1,452
Other receivables	2,883	3,258

Total	9,256	10,706